Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value

The following tables provide a summary of the assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024 (in thousands):

	September 30, 2025
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$1,707	$1,707	$—	$—
Total cash equivalents	$1,707	$1,707	$—	$—
	December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$7,158	$7,158	$—	$—
Total cash equivalents	$7,158	$7,158	$—	$—

The following tables provide a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023 (in thousands).

	December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$7,158	$7,158	$—	$—
Total cash equivalents	$7,158	$7,158	$—	$—
	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$4,393	$4,393	$—	$—
Total cash equivalents	$4,393	$4,393	$—	$—